Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net increase in cash and cash equivalents	$ (104,036)	$ 23,553	$ (152,406)
Variable Interest Entity, Primary Beneficiary [Member]
Net cash provided by/ (used in) operating activities	7,548	(6,992)	3,565
Net cash provided by/(used in) investing activities	(7,925)	13,463	1,859
Net cash provided by financing activities	2,096	1,180	2,508
Net increase in cash and cash equivalents	$ 1,719	$ 7,651	$ 7,932